Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant related party transactions
Allowance for current expected credit losses				$ (3,188)
Amounts due from related parties				9,076,358	$ 9,673,069
Amounts due to related parties				7,105,885	4,406,777
E-House
Significant related party transactions
Corporate service provided by E-House under service agreements	$ 1,910,204	$ 1,772,642	$ 1,942,495
Services purchased from/rental cost paid to related parties	764,952	1,478,163	1,950,976
Total online advertising services provided to related parties	0	23,168	0
Compensation from E-House	0	0	3,425,741
Amounts due from related parties				0	555,652
Amounts due to related parties				129,566
Rollforward of the payable (receivable) balance
Balance at beginning of the year	(555,652)	(894,222)	1,376,955
Receivable from E-House Enterprise				0		$ 466,722
Corporate service provided by E-House under service agreements	1,910,204	1,772,642	1,942,495
Service provided to E-House	0	(23,168)	0
Services purchased from/rental cost paid to related parties	764,952	1,478,163	1,950,976
Compensation from E-House	0	0	(3,425,741)
Net payment	(1,989,938)	(2,889,067)	(3,205,629)
Balance at end of the year	129,566	(555,652)	(894,222)
Amount due to/(from) E-House
Net results for service fee and compensation from E-House				129,566	(555,652)
Amounts due to/(due from) E-House	129,566	(555,652)	(894,222)	129,566	(555,652)	$ (894,222)
SINA
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	29,322,241	18,281,406	19,828,784
Amounts due to related parties				3,238,329	3,263,565
Tencent
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	17,790,501	21,441,779	23,488,344
Fee paid to Tencent for advertising resources on behalf of customers	43,083,548	9,247,005	0
Amounts due from related parties				9,078,854	6,827,030
E-House Enterprise
Significant related party transactions
Services purchased from/rental cost paid to related parties	21,429,920	7,427,364	4,269,565
Total online advertising services provided to related parties	1,392,190	1,391,448	1,904,027
Amounts due from related parties				0	906,009
Amounts due to related parties				2,238,543
Rollforward of the payable (receivable) balance
Balance at beginning of the year	906,009
Service provided to E-House	(1,392,190)	(1,391,448)	(1,904,027)
Services purchased from/rental cost paid to related parties	21,429,920	7,427,364	4,269,565
Net payment	16,893,178
Balance at end of the year	(2,238,543)	906,009
Amount due to/(from) E-House
Amounts due to/(due from) E-House	(2,238,543)	906,009		(2,238,543)	906,009
Jupai
Significant related party transactions
Services purchased from/rental cost paid to related parties	34,160	132,586	236,432
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	34,160	132,586	236,432
Investing affiliates
Significant related party transactions
Total online advertising services provided to related parties	2,393,204	1,319,805	0
Amounts due from related parties				692	1,384,378
Rollforward of the payable (receivable) balance
Service provided to E-House	(2,393,204)	(1,319,805)	0
Tianji Network
Significant related party transactions
Services purchased from/rental cost paid to related parties	493,176	1,090,583	17,216
Amounts due to related parties				$ 1,499,447	$ 1,143,212
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	493,176	1,090,583	17,216
Yicang
Significant related party transactions
Services purchased from/rental cost paid to related parties	0	17,767	9,438
Rollforward of the payable (receivable) balance
Services purchased from/rental cost paid to related parties	0	17,767	9,438
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)				13.50%
Total amount of transactions with related parties
Significant related party transactions
Services purchased from/rental cost paid to related parties	71,745,154	51,642,290	51,743,250
Total online advertising services provided to related parties	3,785,394	2,734,421	5,329,768
Rollforward of the payable (receivable) balance
Service provided to E-House	(3,785,394)	(2,734,421)	(5,329,768)
Services purchased from/rental cost paid to related parties	$ 71,745,154	$ 51,642,290	$ 51,743,250
Huixiangju
Related Party Balances and Transactions
Equity interest (as a percent)				51.00%
Qianyisheng
Related Party Balances and Transactions
Equity interest (as a percent)				19.00%